Short-Term Investments And Marketable Securities	12 Months Ended
Dec. 31, 2012
Short-Term Investments And Marketable Securities [Abstract]
Short-Term Investments And Marketable Securities
Note 5 - Short-term Investments and Marketable Securities

A.	Short-term investments and marketable securities

As of December 31, 2012 and 2011, Short-term investments consist of:

	December 31,
	2012	2011

Available-for-sale securities	$2,446	$3,794
Bank deposits	56,000	60,968
Total	$58,446	$64,762

B.           Available for sale marketable securities

As of December 31, 2012 and 2011, marketable securities consist of corporate bonds only.

During 2012, the Company recorded $1,151 of realization and adjustments of unrealized gains from corporate bonds. Proceeds from the sale and maturity of available-for-sale securities were $13,343 in 2012; net realized gains included in finance income in 2012 were $85 (net realized gains included in finance income in 2011 - $281; in 2010 - $43).

The carrying amount, gross unrealized holding gains, gross unrealized holding losses, and fair value marketable securities classified as available-for-sale at December 31, 2012 and 2011 are as follows:

		Gross	Gross
	Carrying	unrealized	unrealized
	amount	holding gains	holding (losses)	Fair value

At December 31, 2012	$32,368	$295	$(29)	$32,634

At December 31, 2011	$20,682	$3	$(888)	$19,797

Maturities of debt securities classified as available-for-sale at December 31, 2012 were as follows:

	Carrying
	amount	Fair value
Current maturities	$2,434	$2,446
Due after one year through five years	29,934	30,188
	$32,368	$32,634